Warrants - Additional Information (Details) - Asset Purchase Agreement £ / shares in Units, £ in Thousands		3 Months Ended
	Mar. 12, 2020 £ / shares shares	Mar. 31, 2021 USD ($)	Mar. 31, 2021 GBP (£)
Class Of Warrant Or Right [Line Items]
Asset purchase agreement date	Aug. 27, 2015
Issuance of shares, Shares | shares	114,726
Issuance of ordinary par value	£ 0.00001
Exercise price of warrants	£ 0.06
Aggregate cash consideration from issuance of ordinary shares		$ 9,297,000	£ 7,211
Warrants outstanding | $		$ 0